Income Taxes - Schedule of Total Income Tax Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision		$ 9,405,556	$ 13,626,131	$ 15,048,773
Tax at the PRC EIT tax rates		2,351,387	3,406,532	3,762,193
International tax rate difference		83,774
Effect of preferential tax		(455,040)	(574,656)	(554,322)
Tax effect of R&D expenses additional deduction	[1]	(466,818)	(864,025)	(688,329)
Tax effect of non-deductible expenses		207,704	485,798	451,154
Change in valuation allowance		902,723	335,175	487,037
Income tax expense		$ 2,623,730	$ 2,788,824	$ 3,457,733

[1]	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.